Note C - Inventories - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Raw materials and in-process	$ 25,652	$ 16,217
Finished parts	46,270	42,414
Finished products	10,896	36,129
Total net inventories	$ 82,818	$ 94,760